Cover	Dec. 12, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2023
Entity File Number	001-40621
Entity Registrant Name	CHAVANT CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001855467
Entity Tax Identification Number	98-1591717
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	745-1086
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, par value $0.0001 per share, and three-quarters of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, par value $0.0001 per share, and three-quarters of one redeemable warrant
Trading Symbol	CLAYU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	CLAY
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one ordinary share, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CLAYW
Security Exchange Name	NASDAQ